Contract assets (Tables)	12 Months Ended
Dec. 31, 2022
Contract assets
Schedule of detailed information about contract assets

	Thousands of Euros
	31/12/2022	31/12/2021
Contract assets (gross)	35,467	1,939
Allowances for expected credit losses	(313)	—
Contract assets (net)	35,154	1,939